Transactions and balances with related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Kyklades Maritime Corporation
Transactions and balances with related parties
Daily fee of shipping services per vessel	$ 980	$ 900